Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2022			187,400,000
Beginning balance at Dec. 31, 2022		$ 7,693	$ 2	$ 6,824	$ 1,267	$ (23)	$ (377)
Beginning balance (in shares) at Dec. 31, 2022							(5,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		944			944
Common stock issuances (in shares)	[1]		12,700,000				(100,000)
Common stock issuances	[1]	1,715		1,726			$ (11)
Net other comprehensive income (loss)		(3)			0	(3)
Dividends (declared per common share)		(552)			(552)
Ending balance (in shares) at Dec. 31, 2023			200,100,000
Ending balance at Dec. 31, 2023		9,797	$ 2	8,550	1,659	(26)	$ (388)
Ending balance (in shares) at Dec. 31, 2023							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		1,051			1,051
Common stock issuances (in shares)	[1]		300,000				0
Common stock issuances	[1]	44		48			$ (4)
Net other comprehensive income (loss)		38			0	38
Dividends (declared per common share)		$ (598)			(598)
Ending balance (in shares) at Dec. 31, 2024		200,371,701	200,400,000
Ending balance at Dec. 31, 2024		$ 10,332	$ 2	8,598	2,112	12	$ (392)
Ending balance (in shares) at Dec. 31, 2024		(5,451,216)					(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		$ 1,111			1,111
Common stock issuances (in shares)	[1]		200,000
Common stock issuances	[1]	38		44			$ (6)
Acquisitions via treasury stock (in shares)							100,000
Acquisitions via treasury stock		10					$ 10
Net other comprehensive income (loss)		(6)			0	(6)
Dividends (declared per common share)		$ (648)			(648)
Ending balance (in shares) at Dec. 31, 2025		200,605,170	200,600,000
Ending balance at Dec. 31, 2025		$ 10,837	$ 2	$ 8,642	$ 2,575	$ 6	$ (388)
Ending balance (in shares) at Dec. 31, 2025		(5,428,008)					(5,400,000)

[1]	Includes stock-based compensation, employee stock purchase plan and dividend reinvestment and direct stock purchase plan activity.